Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Common stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	4,012,587,252	4,124,073,582	4,123,086,306
Net change	(128,141,794)	(111,486,330)	987,276
At end of period	3,884,445,458	4,012,587,252	4,124,073,582
Treasury stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	70,763,598	90,211,950	10,626,963
Net change	(60,111,750)	(19,448,352)	79,584,987
At end of period	10,651,848	70,763,598	90,211,950